U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24f-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

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1.       Name and address of issuer:
                                    Life of Virginia Separate Account 4
                                    6610 West Broad Street
                                    Richmond, Virginia 23230
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2.      Name of each series or class of funds for which this notice is filed:

                                    Life of Virginia Separate Account 4

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3.       Investment Company Act File Number:                  811-5343

         Securities Act File Number:                 33-76334

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4.       Last day of fiscal year for which this notice is filed:

                                    December 31, 1996
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5.      Check  box if this  notice  is being filed  more than 180 days  after the close of the  issuer's  fiscal  year for purposes of reporting securities sold  after the close of the  fiscal year but before  termination  of the issuer's 24f-2 declaration:
                                                                                                 |-|
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6.      Date of termination of issuer's declaration under Rule 24f-2(a)(1), if applicable
        (see instruction A.6):
                                    Not Applicable.


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7.       Number and amount of  securities  of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to
         Rule 24f-2 in a prior fiscal  year,  but which  remained  unsold at the beginning of the fiscal year:

                                    Not Applicable.

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8.       Number and amount of securities registered during the fiscal year other than pursuant to Rule 24f-2:
                                    Not Applicable.


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9.       Number and aggregate sale price of securities sold during the fiscal year:

                                    $653,745,951.00 * (See note in Item 12 below)








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10.      Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to Rule 24f-2:

                                    $653,745,951.00 * (See note in Item 12 below)

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11.      Number and aggregate sale price of securities  issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see
         Instruction B.7):

                                    Not Applicable.

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12.      Calculation of registration fee:

         (i)      Aggregate sale price of securities sold during the
                  fiscal year in reliance on Rule 24f-2 (from Item                    $  653,745,951.00 *
                                                                                        -----------------
                  10):

         (ii)     Aggregate price of shares issued in connection
                  with dividend reinvestment plans (from Item 11,                     +    0
                                                                                        ----
                  if applicable):

         (iii)    Aggregate price of shares redeemed or
                  repurchased during the fiscal year (if applicable):                 -  27,011,861.00  **
                                                                                        ------------------

         (iv)     Aggregate price of shares redeemed or
                  repurchased and previously applied as a reduction
                  to filing fees pursuant to Rule 24e-2 (if                           +    0
                                                                                        ----
                  applicable):

         (v)      Net aggregate price of securities sold and issued
                  during the fiscal year in reliance on Rule 24f-2
                  [(line (i), plus line (ii), less line (iii), plus line                    626,734,090.00
                                                                                        ------------------
                  (iv)] (if applicable):                                              ***
                                                                                      ---

         (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or x 1/3300 regulation (see Instruction C.6):

         (vii)    Fee due [line (i) or line (v) multiplied by                         $  189,919.42  ****
                                                                                        =================
                  line (vii)]:










         * This number represents the total aggregate number of Life of Virginia
         Separate  Account 4 interests  sold in connection  with  Securities Act
         Registrations  #  33-17428,  33-76334  and  33-76336.  **  This  number represents  the total  aggregate  number of Life of  Virginia  Separate
         Account  4  interests   redeemed  in  connection  with  Securities  Act
         Registrations  #  33-17428,  33-76334  and  33-76336.  *** This  number represents the total  aggregate net sales of Life of Virginia  Separate
         Account  4  interests   sold  in   connection   with   Securities   Act
         Registrations  #  33-17428,  33-76334  and  33-76336.  ****This  is the
         registration  fee payable with respect to the total aggregate net sales of Life of Virginia  Separate  Account 4 interests  sold in  connection with Securities Act  Registrations  # 33-17428,  33-76334 and 33-76336.
         This fee is being  paid in  connection  with  the Form  24f-2  filed in connection with Registration # 33- 17428.



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13.      Check  box if fees  are  being  remitted  to the  Commission's  lockbox depository  as  described  in Section 3a of the  Commission's  Rules of
         Informal and Other Procedures (17 CFR 202.3a).

                                                                                                  X
         Date of mailing or wire  transfer  of filing  fees to the  Commission's lockbox depository:

                           February 28, 1997

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                                                     SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


         By (Signature and Title)*           /s/ JOHN J. PALMER

                                              John J. Palmer, Senior Vice President


         Date 02/25/97



         * Please print the name and title of the signing officer below the signature.

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